Income Taxes (Details) - Schedule of company’s current and deferred tax provisions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current income tax provision
State	$ 17	$ 26
Total current income tax provision	17	26
Deferred income tax benefit
Federal	(2,366)	(40,691)
State	(2,351)	(15,448)
Total deferred income tax benefit	(4,717)	(56,139)
Total provision for income taxes	$ (4,700)	$ (56,113)